Shareholder Report	12 Months Ended	72 Months Ended	84 Months Ended
	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares	Sep. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Fidelity Strategic Real Return Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity® Strategic Real Return Fund
Trading Symbol	FSRRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Strategic Real Return Fund	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Fidelity® Strategic Real Return Fund $10,000 $10,509 $10,774 $11,144 $11,490 $11,358 $13,574 $13,052 $13,732 $15,232 $16,228 Fidelity Strategic Real Return Composite Index℠ $10,000 $10,563 $10,687 $10,982 $11,438 $11,401 $13,484 $12,891 $13,709 $15,173 $16,072 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $10,658 $10,581 $10,624 $11,381 $12,529 $13,179 $11,654 $11,799 $12,955 $13,446 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Strategic Real Return Fund 6.53% 7.40% 4.96% Fidelity Strategic Real Return Composite Index℠ 5.92% 7.11% 4.86% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3.79% 1.42% 3.01% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 488,966,379	$ 488,966,379	$ 488,966,379
Holdings Count | shares	400	400	400
Advisory Fees Paid, Amount	$ 3,291,988
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 0.0 AA 0.0 A 0.6 BBB 2.8 BB 5.7 B 15.6 CCC,CC,C 2.3 Not Rated 5.1 Equities 41.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.9 AAA - 0.0 AA - 0.0 A - 0.6 BBB - 2.8 BB - 5.7 B - 15.6 CCC,CC,C - 2.3 Not Rated - 5.1 Equities - 41.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.9 Inflation-Protected Debt 23.6 Commodities & Related Investments 14.8 Commodity Equities 14.5 Real Estate Income 11.6 REITs 9.0 Global Infrastructure Equities 1.2 Gold-Miners Equities 0.0 MLPs 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 24.9 Inflation-Protected Debt - 23.6 Commodities & Related Investments - 14.8 Commodity Equities - 14.5 Real Estate Income - 11.6 REITs - 9.0 Global Infrastructure Equities - 1.2 Gold-Miners Equities - 0.0 MLPs - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 90.5 Canada 3.5 United Kingdom 1.1 Brazil 1.0 Australia 0.6 China 0.4 Chile 0.4 South Africa 0.4 Finland 0.3 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.5 Canada - 3.5 United Kingdom - 1.1 Brazil - 1.0 Australia - 0.6 China - 0.4 Chile - 0.4 South Africa - 0.4 Finland - 0.3 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 19.1 Fidelity Commodity Strategy Central Fund 14.5 US Treasury Bonds 4.8 Exxon Mobil Corp 1.3 Corteva Inc 1.0 Prologis Inc 0.9 Equinix Inc 0.9 Chevron Corp 0.9 Nutrien Ltd 0.7 Ventas Inc 0.7 44.8
Fidelity Advisor Strategic Real Return Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class Z
Trading Symbol	FIQDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through September 30, 2025. Initial investment of $10,000. Class Z $10,000 $10,276 $10,178 $12,174 $11,712 $12,335 $13,710 $14,612 Fidelity Strategic Real Return Composite Index℠ $10,000 $10,371 $10,338 $12,226 $11,688 $12,430 $13,757 $14,572 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $10,718 $11,799 $12,411 $10,975 $11,112 $12,200 $12,663 Bloomberg U.S. Aggregate Bond Index $10,000 $11,027 $11,797 $11,692 $9,985 $10,049 $11,212 $11,535 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 6.58% 7.50% 5.57% Fidelity Strategic Real Return Composite Index℠ 5.92% 7.11% 5.53% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3.79% 1.42% 3.43% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 2.06% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 488,966,379	$ 488,966,379	$ 488,966,379
Holdings Count | shares	400	400	400
Advisory Fees Paid, Amount	$ 3,291,988
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 0.0 AA 0.0 A 0.6 BBB 2.8 BB 5.7 B 15.6 CCC,CC,C 2.3 Not Rated 5.1 Equities 41.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.9 AAA - 0.0 AA - 0.0 A - 0.6 BBB - 2.8 BB - 5.7 B - 15.6 CCC,CC,C - 2.3 Not Rated - 5.1 Equities - 41.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.9 Inflation-Protected Debt 23.6 Commodities & Related Investments 14.8 Commodity Equities 14.5 Real Estate Income 11.6 REITs 9.0 Global Infrastructure Equities 1.2 Gold-Miners Equities 0.0 MLPs 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 24.9 Inflation-Protected Debt - 23.6 Commodities & Related Investments - 14.8 Commodity Equities - 14.5 Real Estate Income - 11.6 REITs - 9.0 Global Infrastructure Equities - 1.2 Gold-Miners Equities - 0.0 MLPs - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 90.5 Canada 3.5 United Kingdom 1.1 Brazil 1.0 Australia 0.6 China 0.4 Chile 0.4 South Africa 0.4 Finland 0.3 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.5 Canada - 3.5 United Kingdom - 1.1 Brazil - 1.0 Australia - 0.6 China - 0.4 Chile - 0.4 South Africa - 0.4 Finland - 0.3 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 19.1 Fidelity Commodity Strategy Central Fund 14.5 US Treasury Bonds 4.8 Exxon Mobil Corp 1.3 Corteva Inc 1.0 Prologis Inc 0.9 Equinix Inc 0.9 Chevron Corp 0.9 Nutrien Ltd 0.7 Ventas Inc 0.7 44.8
Fidelity Advisor Strategic Real Return Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class M
Trading Symbol	FSRTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,060 $10,284 $10,606 $10,895 $10,756 $12,818 $12,294 $12,901 $14,281 $15,177 Fidelity Strategic Real Return Composite Index℠ $10,000 $10,563 $10,687 $10,982 $11,438 $11,401 $13,484 $12,891 $13,709 $15,173 $16,072 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $10,658 $10,581 $10,624 $11,381 $12,529 $13,179 $11,654 $11,799 $12,955 $13,446 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 2.02% 6.26% 4.26% Class M (without 4.00% sales charge) 6.27% 7.13% 4.69% Fidelity Strategic Real Return Composite Index℠ 5.92% 7.11% 4.86% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3.79% 1.42% 3.01% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 488,966,379	$ 488,966,379	$ 488,966,379
Holdings Count | shares	400	400	400
Advisory Fees Paid, Amount	$ 3,291,988
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 0.0 AA 0.0 A 0.6 BBB 2.8 BB 5.7 B 15.6 CCC,CC,C 2.3 Not Rated 5.1 Equities 41.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.9 AAA - 0.0 AA - 0.0 A - 0.6 BBB - 2.8 BB - 5.7 B - 15.6 CCC,CC,C - 2.3 Not Rated - 5.1 Equities - 41.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.9 Inflation-Protected Debt 23.6 Commodities & Related Investments 14.8 Commodity Equities 14.5 Real Estate Income 11.6 REITs 9.0 Global Infrastructure Equities 1.2 Gold-Miners Equities 0.0 MLPs 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 24.9 Inflation-Protected Debt - 23.6 Commodities & Related Investments - 14.8 Commodity Equities - 14.5 Real Estate Income - 11.6 REITs - 9.0 Global Infrastructure Equities - 1.2 Gold-Miners Equities - 0.0 MLPs - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 90.5 Canada 3.5 United Kingdom 1.1 Brazil 1.0 Australia 0.6 China 0.4 Chile 0.4 South Africa 0.4 Finland 0.3 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.5 Canada - 3.5 United Kingdom - 1.1 Brazil - 1.0 Australia - 0.6 China - 0.4 Chile - 0.4 South Africa - 0.4 Finland - 0.3 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 19.1 Fidelity Commodity Strategy Central Fund 14.5 US Treasury Bonds 4.8 Exxon Mobil Corp 1.3 Corteva Inc 1.0 Prologis Inc 0.9 Equinix Inc 0.9 Chevron Corp 0.9 Nutrien Ltd 0.7 Ventas Inc 0.7 44.8
Fidelity Strategic Real Return Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity® Strategic Real Return Fund Class K6
Trading Symbol	FSRKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 53	0.51%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2019 through September 30, 2025. Initial investment of $10,000. Class K6 $10,000 $9,919 $11,860 $11,424 $12,045 $13,391 $14,305 Fidelity Strategic Real Return Composite Index℠ $10,000 $9,956 $11,775 $11,257 $11,971 $13,250 $14,035 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $10,932 $11,499 $10,169 $10,296 $11,304 $11,732 Bloomberg U.S. Aggregate Bond Index $10,000 $10,631 $10,535 $8,997 $9,055 $10,103 $10,394 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class K6 6.82% 7.60% 6.17% Fidelity Strategic Real Return Composite Index℠ 5.92% 7.11% 5.83% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3.79% 1.42% 2.71% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 0.65% A From October 8, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Oct. 08, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 488,966,379	$ 488,966,379	$ 488,966,379
Holdings Count | shares	400	400	400
Advisory Fees Paid, Amount	$ 3,291,988
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 0.0 AA 0.0 A 0.6 BBB 2.8 BB 5.7 B 15.6 CCC,CC,C 2.3 Not Rated 5.1 Equities 41.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.9 AAA - 0.0 AA - 0.0 A - 0.6 BBB - 2.8 BB - 5.7 B - 15.6 CCC,CC,C - 2.3 Not Rated - 5.1 Equities - 41.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.9 Inflation-Protected Debt 23.6 Commodities & Related Investments 14.8 Commodity Equities 14.5 Real Estate Income 11.6 REITs 9.0 Global Infrastructure Equities 1.2 Gold-Miners Equities 0.0 MLPs 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 24.9 Inflation-Protected Debt - 23.6 Commodities & Related Investments - 14.8 Commodity Equities - 14.5 Real Estate Income - 11.6 REITs - 9.0 Global Infrastructure Equities - 1.2 Gold-Miners Equities - 0.0 MLPs - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 90.5 Canada 3.5 United Kingdom 1.1 Brazil 1.0 Australia 0.6 China 0.4 Chile 0.4 South Africa 0.4 Finland 0.3 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.5 Canada - 3.5 United Kingdom - 1.1 Brazil - 1.0 Australia - 0.6 China - 0.4 Chile - 0.4 South Africa - 0.4 Finland - 0.3 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 19.1 Fidelity Commodity Strategy Central Fund 14.5 US Treasury Bonds 4.8 Exxon Mobil Corp 1.3 Corteva Inc 1.0 Prologis Inc 0.9 Equinix Inc 0.9 Chevron Corp 0.9 Nutrien Ltd 0.7 Ventas Inc 0.7 44.8
Fidelity Advisor Strategic Real Return Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class I
Trading Symbol	FSIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class I $10,000 $10,512 $10,781 $11,151 $11,487 $11,368 $13,579 $13,054 $13,750 $15,255 $16,235 Fidelity Strategic Real Return Composite Index℠ $10,000 $10,563 $10,687 $10,982 $11,438 $11,401 $13,484 $12,891 $13,709 $15,173 $16,072 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $10,658 $10,581 $10,624 $11,381 $12,529 $13,179 $11,654 $11,799 $12,955 $13,446 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 6.43% 7.39% 4.97% Fidelity Strategic Real Return Composite Index℠ 5.92% 7.11% 4.86% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3.79% 1.42% 3.01% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 488,966,379	$ 488,966,379	$ 488,966,379
Holdings Count | shares	400	400	400
Advisory Fees Paid, Amount	$ 3,291,988
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 0.0 AA 0.0 A 0.6 BBB 2.8 BB 5.7 B 15.6 CCC,CC,C 2.3 Not Rated 5.1 Equities 41.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.9 AAA - 0.0 AA - 0.0 A - 0.6 BBB - 2.8 BB - 5.7 B - 15.6 CCC,CC,C - 2.3 Not Rated - 5.1 Equities - 41.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.9 Inflation-Protected Debt 23.6 Commodities & Related Investments 14.8 Commodity Equities 14.5 Real Estate Income 11.6 REITs 9.0 Global Infrastructure Equities 1.2 Gold-Miners Equities 0.0 MLPs 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 24.9 Inflation-Protected Debt - 23.6 Commodities & Related Investments - 14.8 Commodity Equities - 14.5 Real Estate Income - 11.6 REITs - 9.0 Global Infrastructure Equities - 1.2 Gold-Miners Equities - 0.0 MLPs - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 90.5 Canada 3.5 United Kingdom 1.1 Brazil 1.0 Australia 0.6 China 0.4 Chile 0.4 South Africa 0.4 Finland 0.3 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.5 Canada - 3.5 United Kingdom - 1.1 Brazil - 1.0 Australia - 0.6 China - 0.4 Chile - 0.4 South Africa - 0.4 Finland - 0.3 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 19.1 Fidelity Commodity Strategy Central Fund 14.5 US Treasury Bonds 4.8 Exxon Mobil Corp 1.3 Corteva Inc 1.0 Prologis Inc 0.9 Equinix Inc 0.9 Chevron Corp 0.9 Nutrien Ltd 0.7 Ventas Inc 0.7 44.8
Fidelity Advisor Strategic Real Return Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class C
Trading Symbol	FCSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 175	1.70%

Expenses Paid, Amount	$ 175
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000. Class C $10,000 $10,393 $10,545 $10,799 $11,014 $10,794 $12,763 $12,153 $12,666 $14,021 $14,901 Fidelity Strategic Real Return Composite Index℠ $10,000 $10,563 $10,687 $10,982 $11,438 $11,401 $13,484 $12,891 $13,709 $15,173 $16,072 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $10,658 $10,581 $10,624 $11,381 $12,529 $13,179 $11,654 $11,799 $12,955 $13,446 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 4.44% 6.31% 4.07% Class C 5.44% 6.31% 4.07% Fidelity Strategic Real Return Composite Index℠ 5.92% 7.11% 4.86% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3.79% 1.42% 3.01% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 488,966,379	$ 488,966,379	$ 488,966,379
Holdings Count | shares	400	400	400
Advisory Fees Paid, Amount	$ 3,291,988
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 0.0 AA 0.0 A 0.6 BBB 2.8 BB 5.7 B 15.6 CCC,CC,C 2.3 Not Rated 5.1 Equities 41.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.9 AAA - 0.0 AA - 0.0 A - 0.6 BBB - 2.8 BB - 5.7 B - 15.6 CCC,CC,C - 2.3 Not Rated - 5.1 Equities - 41.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.9 Inflation-Protected Debt 23.6 Commodities & Related Investments 14.8 Commodity Equities 14.5 Real Estate Income 11.6 REITs 9.0 Global Infrastructure Equities 1.2 Gold-Miners Equities 0.0 MLPs 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 24.9 Inflation-Protected Debt - 23.6 Commodities & Related Investments - 14.8 Commodity Equities - 14.5 Real Estate Income - 11.6 REITs - 9.0 Global Infrastructure Equities - 1.2 Gold-Miners Equities - 0.0 MLPs - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 90.5 Canada 3.5 United Kingdom 1.1 Brazil 1.0 Australia 0.6 China 0.4 Chile 0.4 South Africa 0.4 Finland 0.3 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.5 Canada - 3.5 United Kingdom - 1.1 Brazil - 1.0 Australia - 0.6 China - 0.4 Chile - 0.4 South Africa - 0.4 Finland - 0.3 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 19.1 Fidelity Commodity Strategy Central Fund 14.5 US Treasury Bonds 4.8 Exxon Mobil Corp 1.3 Corteva Inc 1.0 Prologis Inc 0.9 Equinix Inc 0.9 Chevron Corp 0.9 Nutrien Ltd 0.7 Ventas Inc 0.7 44.8
Fidelity Advisor Strategic Real Return Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Strategic Real Return Fund
Class Name	Fidelity Advisor® Strategic Real Return Fund Class A
Trading Symbol	FSRAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Strategic Real Return Fund for the period October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending September 30, 2025, capital markets broadly advanced, navigating tariff-related uncertainty since late 2024 but buoyed by relatively stable consumer inflation, a resilient economy and the resumption of policy interest-rate cuts by the U.S. Federal Reserve in September.
•Against this backdrop, relative to the benchmark Fidelity Strategic Real Return Composite IndexSM, the fund benefited from favorable security selection, while asset class positioning also boosted the portfolio's result.
•Solid picks among commodity equities - especially among metals & mining stocks - as well as real estate income securities, most notably among commercial mortgage-backed securities and preferred stocks, contributed to the fund's performance compared with the index.
•A small out-of-index stake in infrastructure stocks also added value, while investment choices in the asset class, particularly within the semiconductors & semiconductor equipment and oil, gas & consumable fuels segments, also helped.
•In contrast, picks among real estate investment trust equities detracted a bit, although a beneficial underweight in the category aided relative performance.
•We implemented no shifts to the portfolio's target allocations during the fiscal year, as we remained comfortable with its existing positioning. Actual allocations, however, may fluctuate as a result of market movements.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE September 30, 2015 through September 30, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,063 $10,287 $10,611 $10,914 $10,775 $12,828 $12,304 $12,911 $14,292 $15,189 Fidelity Strategic Real Return Composite Index℠ $10,000 $10,563 $10,687 $10,982 $11,438 $11,401 $13,484 $12,891 $13,709 $15,173 $16,072 Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index $10,000 $10,658 $10,581 $10,624 $11,381 $12,529 $13,179 $11,654 $11,799 $12,955 $13,446 Bloomberg U.S. Aggregate Bond Index $10,000 $10,519 $10,527 $10,399 $11,470 $12,271 $12,161 $10,385 $10,452 $11,661 $11,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 2.03% 6.24% 4.27% Class A (without 4.00% sales charge) 6.28% 7.11% 4.70% Fidelity Strategic Real Return Composite Index℠ 5.92% 7.11% 4.86% Bloomberg U.S. Treasury Inflation-Protected Securities (TIPS) Index 3.79% 1.42% 3.01% Bloomberg U.S. Aggregate Bond Index 2.88% -0.45% 1.84% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 488,966,379	$ 488,966,379	$ 488,966,379
Holdings Count | shares	400	400	400
Advisory Fees Paid, Amount	$ 3,291,988
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of September 30, 2025)
KEY FACTS
Fund Size	$488,966,379
Number of Holdings	400
Total Advisory Fee	$3,291,988
Portfolio Turnover	29%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 23.9 AAA 0.0 AA 0.0 A 0.6 BBB 2.8 BB 5.7 B 15.6 CCC,CC,C 2.3 Not Rated 5.1 Equities 41.2 Short-Term Investments and Net Other Assets (Liabilities) 2.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 23.9 AAA - 0.0 AA - 0.0 A - 0.6 BBB - 2.8 BB - 5.7 B - 15.6 CCC,CC,C - 2.3 Not Rated - 5.1 Equities - 41.2 Short-Term Investments and Net Other Assets (Liabilities) - 2.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Floating-Rate debt 24.9 Inflation-Protected Debt 23.6 Commodities & Related Investments 14.8 Commodity Equities 14.5 Real Estate Income 11.6 REITs 9.0 Global Infrastructure Equities 1.2 Gold-Miners Equities 0.0 MLPs 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Floating-Rate debt - 24.9 Inflation-Protected Debt - 23.6 Commodities & Related Investments - 14.8 Commodity Equities - 14.5 Real Estate Income - 11.6 REITs - 9.0 Global Infrastructure Equities - 1.2 Gold-Miners Equities - 0.0 MLPs - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 United States 90.5 Canada 3.5 United Kingdom 1.1 Brazil 1.0 Australia 0.6 China 0.4 Chile 0.4 South Africa 0.4 Finland 0.3 Others 1.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.5 Canada - 3.5 United Kingdom - 1.1 Brazil - 1.0 Australia - 0.6 China - 0.4 Chile - 0.4 South Africa - 0.4 Finland - 0.3 Others - 1.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 19.1 Fidelity Commodity Strategy Central Fund 14.5 US Treasury Bonds 4.8 Exxon Mobil Corp 1.3 Corteva Inc 1.0 Prologis Inc 0.9 Equinix Inc 0.9 Chevron Corp 0.9 Nutrien Ltd 0.7 Ventas Inc 0.7 44.8